Property and equipment (Details) - Property and equipment - USD ($)	Sep. 30, 2014	Sep. 30, 2013
Property and equipment [Abstract]
Laboratory equipment	$ 1,229,716	$ 1,344,273
Computer hardware and software	213,376	168,285
Leasehold improvements	579,641	580,000
Total property and equipment	2,022,733	2,092,558
Accumulated depreciation and amortization	(1,939,222)	(2,082,943)
Net property and equipment	$ 83,511	$ 9,615